Non-current other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Non-current other receivables.
Schedule of non-current other receivables

	2023	2022	2021
	$m	$m	$m
Prepayments	274	243	391
Accrued income	52	44	61
Retirement benefit scheme surpluses (Note 22)	92	90	–
Other receivables	385	458	443
Non-current other receivables	803	835	895